Trade receivables, net - Schedule of Trade Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Trade receivables, net - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	¥ 21,714	$ 3,105	¥ 44,506
Aggregate continuing and discontinued operations [member]
Trade receivables, net - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	21,714		78,920
Included in assets classified as held for sale [Member]
Trade receivables, net - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	0		34,414
Trade receivables [Member] | Aggregate continuing and discontinued operations [member]
Trade receivables, net - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	104,965		148,057
Loss allowance [Member] | Aggregate continuing and discontinued operations [member]
Trade receivables, net - Schedule of Trade Receivables (Details) [Line Items]
Current trade receivables	¥ (83,251)		¥ (69,137)